1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Intangible Assets (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Mar. 31, 2017
Details
Finite-Lived Intangible Asset, Useful Life	10 years	10 years